Taxes (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit from continuing operations at tax rate applicable in the respective countries	$ 2,099,000,000	$ (16,122,000,000)	$ 17,519,000,000
Permanent differences:
Share of profit of associates and joint ventures	(1,314,000,000)	1,335,000,000	(2,498,000,000)
Unrecognized tax loss carryforwards	(2,361,000,000)	(1,253,000,000)	(2,772,000,000)
Inflation adjustment permanent difference	3,521,000,000	2,493,000,000	0
Tax rate differential	(15,186,000,000)	3,729,000,000	(122,000,000)
Gain from disposal of subsidiaries	0	0	859,000,000
Non-taxable profit, non-deductible expenses and others	(80,000,000)	2,659,000,000	(838,000,000)
Fiscal transparency	(168,000,000)	227,000,000	0
Tax inflation adjustment	(8,184,000,000)	(3,133,000,000)	(5,388,000,000)
Income tax from continuing operations	$ (21,673,000,000)	$ (10,065,000,000)	$ 6,760,000,000